INCOME TAXES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Estimated NOL Carry-forward benefit	$ 556,797	$ 520,764	$ 307,038
Valuation Allowance	(556,797)	(520,764)	(307,038)
Net Tax Benefit